     As filed with the Securities and Exchange Commission on June 4, 2004


                                                            File No. 333-106511
                                                             File No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under the Securities Act of 1933   [X]

                        Pre-Effective Amendment No.                 [_]
                        Post-Effective Amendment No. 3              [X]


                                    and/or


         For Registration Under the Investment Company Act of 1940  [X]

                                Amendment No. 37                    [X]

                       (Check Appropriate Box or Boxes)

                      GE Capital Life Separate Account II
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

                         622 Third Avenue, 33rd Floor
                           New York, New York 10017
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on June 4, 2004 pursuant to paragraph (b) of Rule 485


[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Scheduled Purchase Payment Variable
                                      Deferred Annuity Contracts

================================================================================

                               Part A and Part B

Part A and Part B of Post-Effective Amendment No. 2 to this Registration Statement which went effective April 30, 2004 (SEC File No. 333-106511), including the form of the prospectus and any supplements thereto are herein incorporated by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE
            Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the
            "Separate Account"). Previously filed on September 10, 1997 with initial filing to Form N-4 for
            GE Capital Life Separate Account II, Registration No. 333-39955.

(2)         Not Applicable.

(3)         Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation.
            Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Capital Life Separate Account II, Registration No. 333-39955.

(3)(i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(4)(a)      Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE
            Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)      Endorsements to Policy.

(4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)(ii)  Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment Endorsement. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment Endorsement. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously Filed on June 26, 2003
            with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-
            106511.


(5)(b)     Variable Annuity Application--Optional Riders 18087RDNY. Previously Filed on June 26, 2003
           with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No.
           333-106511.

(6)(a)     Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(6)(b)     By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(7)        Reinsurance Agreements. Not Applicable.

(8)(a)     Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on May
           13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(a)(i)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(a)(ii) Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(9)        Opinion and Consent of Counsel. Previously filed on April 30, 2004 with Post Effective
           Amendment No. 2 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-106511.

(10)       Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
           Amendment No. 2 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-106511.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Not Applicable.

(14)       Power of Attorney dated March 24, 2004. Previously filed on April 30, 2004 with Post Effective
           Amendment No. 2 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-106511.


Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York

       Name                     Address                   Position with Company
       ----         -------------------------------- -------------------------------
Pamela S. Schutz... 6610 West Broad Street           Chairperson of the Board,
                    Richmond, Virginia 23230         President and CEO
Marshal S. Belkin.. 345 Kear Street                  Director
                    Yorktown Heights, New York 10598
Richard I. Byer.... 317 Madison Avenue               Director
                    New York, New York 10017
Bernard M. Eiber... 55 Northern Boulevard            Director
                    Great Neck, New York
Frank T. Gencarelli 6610 West Broad Street           Director and Senior Vice
                    Richmond, Virginia 23230         President
Kelly L. Groh...... 6610 West Broad Street           Director, Senior Vice President
                    Richmond, Virginia 23230         and Chief Financial Officer

          Name                       Address                  Position with Company
          ----            ------------------------------ --------------------------------
Paul A. Haley............ 6610 West Broad Street         Director, Senior Vice President
                          Richmond, Virginia 23230       and Chief Actuary
Jerry S. Handler......... 151 West 40th Street           Director
                          New York, New York 10018
Gerald A. Kaufman........ 15 Glenwood Road               Director
                          Plainview, New York 11803
Leon E. Roday............ 6620 West Broad Street         Director and Senior Vice
                          Richmond, Virginia 23230       President
Isidore Sapir............ 449 Golden River Drive         Director
                          Golden Lakes Village
                          West Palm Beach, Florida 33411
David J. Sloane.......... 622 Third Avenue, 33rd Floor   Director, Senior Vice President
                          New York, New York 10017       and Chief Administrative Officer
Geoffrey S. Stiff........ 6610 West Broad Street         Director and Senior Vice
                          Richmond, Virginia 23230       President
Thomas M. Stinson........ 6630 West Broad Street         Director and President, Long
                          Richmond, Virginia 23230       Term Care Division
Thomas E. Duffy.......... 6610 West Broad Street         Senior Vice President, General
                          Richmond, Virginia 23230       Counsel and Secretary
John E. Karaffa.......... 6610 West Broad Street         Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street         Treasurer
                          Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were no contracts issued as of June 1, 2004.

Item 28.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

      (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

      (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

      (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

      (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

   (b)

          Name                       Address               Positions and Offices with Underwriter
          ----                       -------               --------------------------------------
Robert T. Methven........ 3001 Summer Street, 2nd Floor, President and Chief Executive Officer
                          Stamford, CT 06905
Geoffrey S. Stiff........ 6610 W. Broad St.              Director and Senior Vice President
                          Richmond, VA 23230
James J. Buddle.......... 6620 W. Broad St.              Director
                          Richmond, VA 23230
William E. Daner, Jr..... 6610 W. Broad St.              Vice President, Counsel and Secretary
                          Richmond, VA 23230
Gary T. Prizzia.......... 6620 W. Broad Street           Treasurer
                          Richmond, VA 23230
Edward J. Wiles, Jr...... 3001 Summer Street, 2nd Floor  Senior Vice President and Chief Compliance
                          Stamford, CT 06905             Officer

          Name                    Address            Positions and Offices with Underwriter
          ----                    -------            --------------------------------------
Kelly L. Groh............ 6610 W. Broad Street     Vice President and Chief Financial Officer
                          Richmond, Virginia 23230
Richard P. McKenney...... 6620 W. Broad St.        Senior Vice President
                          Richmond, VA 23230
John E. Karaffa.......... 6610 W. Broad St.        Vice President, Controller and Financial &
                          Richmond, VA 23230       Operations Principal

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.

   (d) GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 4th day of June, 2004.


                                  GE CAPITAL LIFE SEPARATE ACCOUNT
                                  II (Registrant)

                                               /s/  GEOFFREY S. STIFF
                                  By: __________________________________________
                                                 Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                     President
                                             GE Capital Life Assurance Company
                                                    of New York

                                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK (Depositor)

                                               /s/  GEOFFREY S. STIFF
                                  By: __________________________________________
                                                 Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                     President
                                             GE Capital Life Assurance Company
                                                    of New York

   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                  Date
          ---------                        -----                  ----

              *                Chairperson of the Board,      June 4, 2004
-----------------------------    President and CEO
      Pamela S. Schutz

              *                Director                       June 4, 2004
-----------------------------
      Marshal S. Belkin

              *                Director                       June 4, 2004
-----------------------------
       Richard I. Byer

              *                Director                       June 4, 2004
-----------------------------
      Bernard M. Eiber

              *                Director and Senior Vice       June 4, 2004
-----------------------------    President
     Frank T. Gencarelli

              *                Director, Senior Vice          June 4, 2004
-----------------------------    President and Chief
        Kelly L. Groh            Financial Officer

              *                Director, Senior Vice          June 4, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director                       June 4, 2004
-----------------------------
      Jerry S. Handler

          Signature                        Title                  Date
          ---------                        -----                  ----

              *                Director                       June 4, 2004
-----------------------------
      Gerald A. Kaufman

              *                Director and Senior Vice       June 4, 2004
-----------------------------    President
        Leon E. Roday

              *                Director                       June 4, 2004
-----------------------------
        Isidore Sapir

              *                Director, Senior Vice          June 4, 2004
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       June 4, 2004
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President, Long   June 4, 2004
-----------------------------    Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         June 4, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Vice President and Controller  June 4, 2004
-----------------------------
       John E. Karaffa

   /s/  GEOFFERY S. STIFF      , pursuant to Power of         June 4, 2004
-----------------------------    Attorney executed on March
      Geoffery S. Stiff          24, 2004